Benefit Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Change in Fair Value of Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 649,020		$ 633,617
Pension Benefits [Member]
Components of net periodic benefit expense [Abstract]
Service cost	25,122		24,869		21,650
Interest cost	30,112		29,215		30,073
Expected return on plan assets	(47,716)		(45,730)		(43,290)
Amortization of transition asset	0		(4)		(5)
Amortization of prior service cost	(2,883)		(5,767)		(5,767)
Amortization of gains (losses)	23,044		26,956		23,494
Curtailments	(34,613)		0		0
Settlements	8,116		5,405		5,483
Benefit cost	1,182		34,944		31,638
Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	783,778		656,339
Service cost	25,122		24,869		21,650
Interest cost	30,112		29,215		30,073
Benefits Paid	(14,886)		(13,719)
Settlements	(19,363)		(10,444)
Business Combinations and Acquisitions	0		0
Plan Amendments	(13,559)		0
Curtailments	(7,875)		0
Gross Prescription Drug Subsidy Receipts Received	0		0
Actuarial Net (Gains) Losses	(98,330)		97,518
Period Increase (Decrease)	(98,779)		127,439
Defined Benefit Plan, Benefit Obligation, Ending Balance	684,999		783,778		656,339
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount Rate	3.83%		4.57%
Rate of Compensation Increase	4.50%		4.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate	4.57%		5.35%
Long-term Return on Assets	8.00%		8.00%
Compensation Increase	4.50%		4.50%
Change in Fair Value of Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	633,617		538,970
Actual Return on Plan Assets	49,652		43,810
Contributions by Employer	0		75,000
Settlements, Plan Assets	(19,363)		(10,444)
Business Combinations and Acquisitions	0		0
Benefits Paid	(14,886)		(13,719)
Period Increase (Decrease)	15,403		94,647
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	649,020		633,617		538,970
Estimated Future Benefit Payments [Abstract]
2013	44,924
2014	43,610
2015	41,308
2016	40,736
2017	40,216
2018 through 2022	196,628
Defined Benefit Plan, Information about Plan Assets [Abstract]
Shares of Huntington Stock	2,095,304	[1]	5,764,986	[1]
Dividends on Huntington Stock	992		1,085
Post Retirement Benefits [Member]
Components of net periodic benefit expense [Abstract]
Service cost	0		0		0
Interest cost	862		1,350		1,618
Expected return on plan assets	0		0		0
Amortization of transition asset	0		0		0
Amortization of prior service cost	(1,353)		(1,353)		(1,354)
Amortization of gains (losses)	(600)		(332)		(423)
Curtailments	0		0		0
Settlements	0		0		0
Benefit cost	(1,091)		(335)		(159)
Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	27,787		32,851
Service cost	0		0		0
Interest cost	862		1,350		1,618
Benefits Paid	(3,170)		(3,850)
Settlements	0		0
Business Combinations and Acquisitions	0		0
Plan Amendments	0		0
Curtailments	0		0
Gross Prescription Drug Subsidy Receipts Received	564		740
Actuarial Net (Gains) Losses	(374)		(3,304)
Period Increase (Decrease)	(2,118)		(5,064)
Defined Benefit Plan, Benefit Obligation, Ending Balance	25,669		27,787		32,851
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount Rate	3.28%		4.34%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate	4.34%		5.00%
Change in Fair Value of Plan Assets [Abstract]
Benefits Paid	(3,170)		(3,850)
Estimated Future Benefit Payments [Abstract]
2013			2,919
2014			2,680
2015			2,437
2016			2,228
2017			2,029
2018 through 2022			8,470
Defined Contribution Pension [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Market Value-Amount of Huntington common stock	131,476		95,160
Shares of Huntington Stock	13,624,429		14,892,094
Dividends on Huntington Stock	$ 2,567		$ 2,414

[1]	The Plan has acquired and held Huntington common stock in compliance at all times with Section 407 of the Employee Retirement Income Security Act of 1978.